Schedule of Other Payables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Accrued expenses	₪ 3,857	₪ 5,959
Institution expenses	21,236	2,706	[1]
Payroll and related liabilities	6,732	5,243	[1]
Deferred revenues	8,060	2,901
Short term Lease liability	4,349	3,307
Advanced payments	66	3,990
Deferred consideration due to acquisitions	4,080	9,862
Others	17	7,082	[1]
Other Payables	₪ 48,397	₪ 41,050

[1]	Reclassified